SUMMARY OF COMMON STOCK OPTION ACTIVITY (Details) - $ / shares	3 Months Ended	12 Months Ended
	May 31, 2025	Feb. 28, 2025	Feb. 29, 2024	Feb. 28, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of Warrants, Forfeited, extinguished and cancelled		(253,324,212)
Share-Based Payment Arrangement, Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of Warrants, Outstanding, Beginning Balance	182,228,131	188,667,035	95,725,000
Weighted Average Exercise Price, Outstanding Beginning Balance	$ 0.02	$ 0.02	$ 0.02
Weighted Average Remaining Years, Outstanding	2 years 10 months 6 days	3 years 1 month 6 days	4 years 1 month 6 days	4 years 9 months
Number of Warrants, Issued			114,217,035
Weighted Average Exercise Price, Issued			$ 0.02
Number of Warrants, Exercised
Weighted Average Exercise Price, Exercised
Number of Warrants, Forfeited, extinguished and cancelled	(3,322,058)	(6,438,934)	(21,275,000)
Weighted Average Exercise Price, Forfeited, extinguished and cancelled	$ 0.02	$ 0.02	$ 0.02
Weighted Average Remaining Contractual Term, Forfeited, extinguished and cancelled	2 years 11 months 26 days
Number of Warrants, Outstanding, Ending Balance	178,906,073	182,228,131	188,667,035	95,725,000
Weighted Average Exercise Price, Outstanding Ending Balance	$ 0.02	$ 0.02	$ 0.02	$ 0.02
Sharebased compensation arrangement by sharebased payment award options grant weighted average remaining contractual term 1			4 years 9 months
Sharebased compensation arrangement by sharebased payment award options forfeited extinguished and cancelled weighted average remaining contractual term		3 years 6 months	4 years